Impairment Charges (Tables)	12 Months Ended
Jun. 30, 2012
Impairment Charges

The impact of these charges is summarized in the following tables:

(in millions)	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2012
General corporate expenses	$14	$5	$ 9
2011
Foodservice/Other	$15	$5	$10
2010
Foodservice/Other	$15	$5	$10